     [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF AMERICA APPEARS HERE]


February, 1999



Dear Trillium(R) Policyholder:

Enclosed for your review is the Trillium Annual Report for the period ending December 31, 1998. We encourage you to review this information and refer to it as needed throughout the year.

Thank you for selecting Trillium for your financial needs.

Sincerely,

/s/ Ronald E. Beettam

Ronald E. Beettam

Encl.

     [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF AMERICA APPEARS HERE]

TRILLIUM(R)
A Variable Annuity



ADDITIONAL PREMIUM PAYMENT FORM

Please complete the following information:

OWNER:_______________________                        AMOUNT OF PREMIUM PAYMENT:
ANNUITANT:___________________                        $____________
POLICY NO.:__________________
OWNER'S SSN/TIN:_____________                        IF YOU ARE CHANGING ALLOCATION
                                                     PLEASE COMPLETE THE FOLLOWING:

                                                     ________  THIS PAYMENT ONLY
                                                     ________  THIS PAYMENT AND ALL FUTURE PYMTS
                                                     ________  RE-ALLOCATE ALL CURRENT ASSETS

   CASH MGMT (21)     ___%  INCOME (22)         ___%  SMALL-CAP VALUE (44) ___%
   BOND (23)          ___%  COM STOCK (24)      ___%  LARGE-CAP VALUE (45) ___%
   CAPITAL (25)       ___%  INTERNATIONAL (26)  ___%
   COMM & INFO (27)   ___%  GBL GROWTH OPP (28) ___%
   GBL SMLR CO (29)   ___%  FRONTIER (41)       ___%
   HIGH YLD BOND (42) ___%  GLOBAL TECH (43)    ___%


------------------------------------------------------------------------------------------------------
                                                            FIXED ACCOUNT OPTIONS*
___% 1 Yr. (002)     ___% 3 Yr. (303)     ___% 5 Yr. (305)     ___% 7 Yr. (307)      ___% 10 Yr. (310)

*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
------------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE       _______________________  DATE _______________
JOINT OWNER'S SIGNATURE _______________________  DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF AMERICA

                INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                       (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? _____________________   PLEASE NOTE:  CONTRIBUTIONS FOR PRIOR
                                                         TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR __________                 AFTER APRIL 15TH OF THE
                                                         CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR __________

     PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

 OUR VARIABLE ANNUITY ADMINISTRATORS CAN NOT ADVISE YOU ON THE SUITABILITY OF
    YOUR PAYMENT. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE TO DISCUSS SUITABILITY ISSUES PRIOR TO SUBMITTING YOUR ADDITIONAL PREMIUM PAYMENT.

 Variable Annuities are issued by Canada Life Insurance Company of America and offered through its subsidiary, Canada Life of America Financial Services, Inc.
                                (member NASD).

TRILLIUM
A VARIABLE ANNUITY

                                 VARIABLE ACCOUNT PERFORMANCE
                                 ----------------------------

               Average Annual Total Returns for Periods Ending December 31, 1998
                                     Assuming Contract Continues


                                                                                                      Since     Inception
                                                              1 Year   3 Year   5 Year   10 Year    Inception      Date
-------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information
  Portfolio                                                   34.50%   20.08%      --       --        23.53%     10/4/94
-------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology Portfolio                34.81      --        --       --        20.13       5/1/96
-------------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                   (2.90)   10.65       --       --        15.91      10/4/94
-------------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                                    (new portfolio)                (17.83)*     5/1/98
-------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Smaller
 Companies Portfolio                                           5.02     7.64       --       --         9.77      10/4/94
-------------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                    20.41    17.42     13.54%   14.00%      13.20      6/21/88
-------------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Growth
 Opportunities Portfolio                                      19.82      --        --       --        10.41       5/1/96
-------------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                    (new portfolio)                 (1.25)*     5/1/98
-------------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                               22.35    19.93     16.37    14.75       14.04      6/21/88
-------------------------------------------------------------------------------------------------------------------------
Seligman Henderson International Portfolio                    14.12     8.61      6.86       --        8.39       5/3/93
-------------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                      6.18     7.67      6.00     8.51        8.08      6/21/88
-------------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                            (0.46)    8.31       --        --        8.53       5/1/95
-------------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                        6.62     4.01      4.64     5.53        5.35      6/21/88
-------------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio                             3.89     3.79      3.44     3.58        3.53      6/21/88
-------------------------------------------------------------------------------------------------------------------------
*Not annualized.

Seligman Cash Management Portfolio's current yield, annualized for the seven-day period ending December 31, 1998, was 3.31%. Trillium Fixed Account's rate for the one year Guarantee Period was 4.50% as of December 31, 1998. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3, 5, 7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, adjusted for the current fees and charges (excluding CDSC) associated with Trillium. For performance figures with CDSC, please see reverse side. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

There are specific risks associated with global technology investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and changes in political conditions. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. The securities in which the Seligman High-Yield Bond Portfolio invests are subject to a greater risk of loss of principal and interest than higher-rated investment grade bonds. Purchasers should carefully assess the risks associated with an investment in the portfolio.

                                VARIABLE ACCOUNT PERFORMANCE
                                ----------------------------

               Average Annual Total Returns for Periods Ending December 31, 1998
                         Assuming Contract Is Surrendered at End of Period

                                                                                                     Since   Inception
                                                           1 Year      3 Year     5 Year   10 Year Inception   Date
-----------------------------------------------------------------------------------------------------------------------

Seligman Communications and Information
 Portfolio                                                   29.10%    19.03%       --       --      23.10%    10/4/94
-----------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Technology Portfolio               29.41        --        --       --      18.88      5/1/96
-----------------------------------------------------------------------------------------------------------------------
Seligman Frontier Portfolio                                  (8.30)     9.41        --       --      15.38     10/4/94
-----------------------------------------------------------------------------------------------------------------------
Seligman Small-Cap Value Portfolio                                              (new portfolio)     (23.23)*    5/1/98
-----------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Smaller
 Companies Portfolio                                         (0.38)     6.33        --       --       9.13     10/4/94
-----------------------------------------------------------------------------------------------------------------------
Seligman Capital Portfolio                                   15.01     16.32      13.21%   14.00%    13.20     6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman Henderson Global Growth
 Opportunities Portfolio                                     14.42        --        --       --       8.97      5/1/96
-----------------------------------------------------------------------------------------------------------------------
Seligman Large-Cap Value Portfolio                                              (new portfolio)      (6.65)*    5/1/98
-----------------------------------------------------------------------------------------------------------------------
Seligman Common Stock Portfolio                              16.95     18.88      16.07    14.75     14.04     6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman Henderson International Portfolio                    8.72      7.32       6.44      --       8.07      5/3/93
-----------------------------------------------------------------------------------------------------------------------
Seligman Income Portfolio                                     0.78      6.36       5.57     8.51      8.08     6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman High-Yield Bond Portfolio                           (5.86)     7.01         --      --       7.54      5/1/95
-----------------------------------------------------------------------------------------------------------------------
Seligman Bond Portfolio                                       1.22      2.61       4.19     5.53      5.35     6/21/88
-----------------------------------------------------------------------------------------------------------------------
Seligman Cash Management Portfolio                           (1.51)     2.38       2.96     3.58      3.53     6/21/88
-----------------------------------------------------------------------------------------------------------------------

* Not annualized.

      Issued by: Canada Life Insurance Company of America, 6201 Powers Ferry Road, N.W., Atlanta, GA 30339
         Distributed by: Seligman Advisors, Inc., 100 Park Avenue, New York, NY 10017 . (800) 221-2783

Seligman Cash Management Portfolio's current yield, annualized for the seven-day period ending December 31, 1998, was 3.31% Trillium Fixed Account's rate for the one year Guarantee Period was 4.50% as of December 31, 1998. Rates for each Guarantee Period will be different, and are subject to change on a monthly basis. The 3, 5, 7, and 10 year Guarantee Periods are currently not approved in all states. Please call 800-221-2783 for state approval and the current rates on these Guarantee Periods.

Performance quoted represents past performance, and the investment return and principal value of an investment will fluctuate so that units, when surrendered, may be worth more or less than their original cost. Performance of the variable portfolios reflects the performance of Seligman Portfolios, Inc., the underlying investment vehicle for the Trillium Variable Account, and is adjusted for Trillium's current fees and charges, including the maximum CDSC of 6%. Trillium's CDSC for current premiums (premiums paid during the current and previous six policy years) starts at 6% and decreases in steps, depending on the number of policy years since the premium was paid, as follows: less than two years, 6%; at least two, but less than four, 5%; at least four, but less than five, 4%; at least five, but less than six, 3%; at least six, but less than seven, 2%; at least seven, no charge. The variable account commenced operations on 5/3/93. The fixed account is held in the general account of Canada Life Insurance Company of America (CLICA) and provides a guarantee, by CLICA, against loss of principal, and guarantees payment of a specified current rate of interest. Please contact your financial advisor or call Seligman Advisors at 800-221-2783 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
                           A N N U A L  R E P O R T
-------------------------------------------------------------------------------

                         TRILLIUM
                         A VARIABLE ANNUITY

                         December 31, 1998

Total Returns*
For the Year Ended December 31, 1998

Sub-Accounts:

   Bond.............................................     6.70%
   Capital..........................................    20.49
   Cash Management..................................     3.96
   Common Stock.....................................    22.43
   Communications and Information...................    34.59
   Frontier.........................................    (2.83)
   Global Growth Opportunities......................    19.91
   Global Smaller Companies.........................     5.10
   Global Technology................................    34.89
   International....................................    14.20
   High-Yield Bond..................................    (0.38)
   Income...........................................     6.26
   Large-Cap Value..................................    (1.20)**
   Small-Cap Value..................................   (17.78)**

-------------------------
   * Total returns of the Sub-Accounts are based on the performance of the Seligman Portfolios, Inc., the underlying investment vehicle for the Canada Life of America Variable Annuity Account 2 (Variable Annuity Account 2), less current fees and charges. The returns exclude any contingent deferred sales charge ("CDSC") applicable to the Variable Annuity Account 2.

  ** From commencement of operations, May 1, 1998.

                    Seligman Portfolios, Inc. the
                    underlying investment vehicle for
                    --------------------------------------
                    TRILLIUM
                    A Variable
                    Annuity
                    --------------------------------------

                                          February 5, 1999

Dear Contract Owner:

  J. & W. Seligman & Co. Incorporated, as
Manager of Seligman Portfolios, Inc. (the "Fund"), the underlying investment vehicle for your Trillium Variable Annuity, and Canada Life Insurance Company of America, as issuer of The Canada Life of America Variable Annuity Account 2 (the "Variable Account"), are pleased to provide the enclosed audited financial statements and accompanying information for the year ended December 31, 1998.

  In 1998, for the eighth straight year, the US economy expanded, with real domestic growth of 3.9%. Once again, large-cap US stocks responded to this favorable environment with strong performance. The market, as measured by the Standard & Poor's 500 Composite Stock Price Index (S&P 500), rose 28.58% -- the first time in history that this widely watched index returned more than 20% for four years in a row.

  Although 1998 will certainly be recorded as another stellar year for equities, the market gave investors a bumpy ride along the way. In fact, such wide market swings haven't been seen since 1987. A number of factors contributed to this volatility -- some domestic, many international. The global economic background in 1998 was one of steadily deteriorating conditions as the financial crisis, originally limited to a few Asian countries, spread throughout other regions. The global turmoil continued when Russia defaulted on its debt and devalued its currency, and investors everywhere feared that Brazil and other Latin American countries would follow.

  In addition to high volatility, last year's market was notable for being extremely narrow, with the exceptional performances of a few stocks distorting the total picture. In fact, 197 stocks, representing 39% of the S&P 500, actually lost market value during the last 12 months. Investment results between market caps were also more widely dispersed than usual. The disparity was almost unprecedented. For example, the large-capitalization-dominated S&P 500 rose 28.58%, while the Russell 2000 Index of smaller-capitalization stocks actually declined 2.55%.

  International markets began the year with generally strong performances, fueled by expectations of lower inflation and falling interest rates. Beginning in mid-July, however, the combination of the Russian debt default, speculative attacks against emerging market currencies, and a worse-than-expected economic impact from Asia on the rest of the world led to sharp market corrections. Then, in October, markets recovered as interest rates were cut in many parts of the world and a coordinated program of support for the world's financial system was implemented.

  Fixed-income markets posted strong returns for the year but, as in the equity markets, some segments performed notably better than others. US Treasury bonds, in particular, benefitted from a confluence of events that drove prices higher and yields to 30-year lows. US government-backed bonds, which carry the highest credit quality, were in great demand as the global financial turmoil produced a "flight to quality" around the world. Further boosting the US government bond market was the Federal Reserve Board's lowering of the federal-funds rate, and a federal budget surplus which caused the overall supply of bonds to decrease.

  In 1999, we believe gross domestic product (GDP) should slow to about 2.5 percent. We expect a challenging financial market environment with ongoing economic uncertainties and continued high volatility. Nonetheless, we see moderately positive returns for the year in line with our lower growth projections. In addition, low inflation, falling or stable interest rates, improving prospects in Asia, and a Federal Reserve leading the fight against global recession should all provide support for US markets. We expect that the equity market, which began to show signs of broadening in the fourth quarter of 1998, will continue to broaden in 1999. If this trend continues, small- and mid-cap stocks should begin to benefit from the favorable equity environment to a greater extent.

  Thank you for your continued support of Trillium. We look forward to continuing to serve your investment needs in 1999.

Respectfully,

/s/ Ronald E. Beettam                        /s/ William C. Morris

Ronald E. Beettam                            William C. Morris President
President                                    Chairman
Canada Life Insurance Company of America     J. & W. Seligman & Co. Incorporated

                                   -- 1 --

               Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------
Statement of Net Assets                                 December 31, 1998
-------------------------------------------------------------------------


                                                                           CASH           COMMON     COMMUNICATIONS
                                             BOND          CAPITAL       MANAGEMENT       STOCK      AND INFORMATION    FRONTIER
                                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                          -----------    -----------    -----------     -----------   -----------     ------------
NET ASSETS:
Investments in Seligman Portfolios, Inc.,
     at market value (see Note 3 for
     cost values)........................  $ 5,304,699   $18,116,104    $9,046,059      $42,120,381   $98,001,344     $31,812,968
Due to Canada Life Insurance
     Company of America (Note 6).........      (31,787)      (98,494)      (83,149)        (255,427)     (620,386)       (194,791)
                                           -----------   -----------    ----------      -----------   -----------     -----------
NET ASSETS...............................  $ 5,272,912   $18,017,610    $8,962,910      $41,864,954   $97,380,958     $31,618,177
                                           ===========   ===========    ==========      ===========   ===========     ===========

NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve.........  $ 5,272,912   $18,017,610    $8,962,910      $41,864,954   $97,380,958     $31,618,177
                                           -----------  ------------    ----------      -----------   -----------     -----------
NET ASSETS...............................  $ 5,272,912   $18,017,610    $8,962,910      $41,864,954   $97,380,958     $31,618,177
                                           ===========   ===========    ==========      ===========   ===========     ===========
NUMBER OF UNITS OUTSTANDING..............      302,558       485,399     6,178,761        1,044,087     3,963,361       1,684,443
                                           ===========   ===========    ==========      ===========   ===========     ===========
NET ASSET VALUE PER UNIT.................  $   17.4278   $    37.192    $   1.4506      $   40.0972   $   24.5703     $   18.7707
                                           ===========   ===========    ==========      ===========   ===========     ===========


                                              GLOBAL         GLOBAL
                                              GROWTH        SMALLER        GLOBAL                        HIGH-YIELD
                                           OPPORTUNITIES    COMPANIES    TECHNOLOGY      INTERNATIONAL     BOND          INCOME
                                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                            -----------    -----------   -----------     -----------     -----------   ------------
NET ASSETS:
Investment in Seligman Portfolios, Inc.,
     at market value (see Note 3 for
     cost values).........................  $7,928,657   $19,631,895     $5,303,774       $9,437,165   $31,040,970     $9,042,491
Due to Canada Life Insurance
     Company of America (Note 6)..........     (41,683)     (125,413)       (32,739)         (69,676)     (175,769)       (56,377)
                                            ----------   -----------     ----------      -----------   -----------     ----------
NET ASSETS................................  $7,886,974   $19,506,482     $5,271,035       $9,367,489   $30,865,201     $8,986,114
                                            ==========   ===========     ==========      ===========   ===========     ==========
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve..........  $7,886,974   $19,506,482     $5,271,035       $9,367,489   $30,865,201     $8,986,114
                                            ==========   ===========     ==========      ===========   ===========     ==========
NET ASSETS................................  $7,886,974   $19,506,482     $5,271,035       $9,367,489   $30,865,201     $8,986,114
                                            ==========   ===========     ==========      ===========   ===========     ==========
NUMBER OF UNITS OUTSTANDING...............     604,445     1,310,083        322,591          591,251     2,279,540        394,266
                                            ==========   ===========     ==========      ===========   ===========     ==========
NET ASSET VALUE PER UNIT..................  $  13.0483   $   14.8895     $  16.3397       $  15.8435   $   13.5401     $  22.7920
                                            ==========   ===========     ==========      ===========   ===========     ==========


                                              LARGE-CAP     SMALL-CAP
                                                VALUE        VALUE          SUB-ACCOUNTS
                                             SUB-ACCOUNT   SUB-ACCOUNT        COMBINED
                                             -----------   -----------        --------
NET ASSETS:
Investment in Seligman Portfolios, Inc.,
     at market value (see Note 3 for
     cost values).........................  $ 3,594,158    $ 2,216,575      $ 292,597,240
Due to Canada Life Insurance
     Company of America (Note 6)..........      (15,732)        (7,378)        (1,808,801)
                                            -----------    -----------      -------------
NET ASSETS................................  $ 3,578,426    $ 2,209,197      $ 290,788,439
                                            ===========    ===========      =============
NET ASSETS ATTRIBUTABLE TO:
Policyholders' liability reserve..........  $ 3,578,426    $ 2,209,197      $ 290,788,439
                                            -----------    -----------      -------------
NET ASSETS................................  $ 3,578,426    $ 2,209,197      $ 290,788,439
                                            ===========    ===========      =============
NUMBER OF UNITS OUTSTANDING...............      362,174        268,697         19,791,656
                                            ===========    ===========      =============
NET ASSET VALUE PER UNIT..................  $    9.8804    $    8.2219
                                            ===========    ===========

-----------------------------
See accompanying notes.

                                  --2 and 3--

               Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------------
Statement of Operations                    For the Year Ended December 31, 1998
-------------------------------------------------------------------------------

                                                                          CASH           COMMON    COMMUNICATIONS
                                                BOND        CAPITAL     MANAGEMENT       STOCK     AND INFORMATION     FRONTIER
                                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                            -----------   -----------   -----------   -----------    -----------     -----------
NET INVESTMENT INCOME:
Dividend and capital
  gain distributions.....................     $328,609     $1,017,743      $461,985    $3,199,922     $3,856,403      $       --
Less mortality and expense risk
  charges (Note 6).......................       67,355        255,069       122,773       520,906      1,131,906         477,598
                                           -----------    -----------   -----------   -----------    -----------     -----------
NET INVESTMENT INCOME (LOSS).............      261,254        792,674       339,212     2,679,016      2,724,807        (477,598)
                                           -----------    -----------   -----------   -----------    -----------     -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments..       75,857        640,187            --       737,506         (9,244)        (30,358)
Net unrealized appreciation
  (depreciation) of investments..........      (24,918)     1,474,942            --     4,133,708     22,974,473        (588,267)
                                           -----------    -----------   -----------   -----------    -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........................       50,939      2,115,129            --     4,871,214     22,965,229        (618,625)
                                           -----------    -----------   -----------   -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.......     $312,193     $2,907,803      $339,212    $7,550,230    $25,690,036     $(1,096,223)
                                           ===========    ===========   ===========   ===========    ===========     ===========

                                              GLOBAL         GLOBAL
                                              GROWTH         SMALLER       GLOBAL                      HIGH-YIELD
                                            OPPORTUNITIES   COMPANIES    TECHNOLOGY   INTERNATIONAL       BOND          INCOME
                                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                             -----------   -----------   -----------   -----------    -----------     -----------
NET INVESTMENT INCOME:
Dividend and capital
  gain distributions.....................   $    46,683    $   289,542    $   228,760    $  185,677     $ 2,625,999   $   482,672
Less mortality and expense risk
  charges (Note 6).......................        91,916        286,855         59,926       133,412         384,444       124,492
                                            -----------    -----------    -----------   -----------     -----------   -----------
NET INVESTMENT INCOME (LOSS).............       (45,233)         2,687        168,834        52,265       2,241,555       358,180
                                            -----------    -----------    -----------   -----------     -----------   -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments..       170,051        237,916        119,124       302,886         242,702        48,543
Net unrealized appreciation
  (depreciation) of investments..........       921,826        664,912        960,333       852,183      (2,787,854)      120,665
                                            -----------    -----------    -----------   -----------     -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........................     1,091,877        902,828      1,079,457     1,155,069      (2,545,152)      169,208
                                            -----------    -----------    -----------   -----------     -----------   -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS.......   $ 1,046,644    $   905,515    $ 1,248,291    $1,207,334     $  (303,597)  $   527,388
                                            ===========    ===========    ===========   ===========     ===========   ===========

                                                  LARGE-CAP     SMALL-CAP
                                                    VALUE         VALUE      SUB-ACCOUNTS
                                                 SUB-ACCOUNT   SUB-ACCOUNT     COMBINED
                                                 -----------   -----------   -----------
NET INVESTMENT INCOME:
Dividend and capital
  gain distributions........................      $ 107,743      $242,054    $13,073,792
                                                -----------    ----------    -----------
Less mortality and expense risk
  charges (Note 6)..........................         14,518         9,588      3,650,448
                                                -----------    ----------    -----------
NET INVESTMENT INCOME (LOSS)................         93,225       232,466      9,423,344
                                                -----------    ----------    -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments.....        (39,349)      (82,801)     2,413,020

Net unrealized appreciation
  (depreciation) of investments.............        109,072       (34,480)    28,776,595
                                                -----------    ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS............................         69,723      (117,281)    31,189,615
                                                -----------    ----------    -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS..........      $ 162,948      $115,185    $40,612,959
                                                ===========    ==========    ===========

------------------------------------------------------------------------------
* For the period May 1, 1998 (commencement of operations) to December 31, 1998. See accompanying notes.

                                 -- 2 and 3 --

               Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Bond                     Capital                 Cash Management
                                                   Sub-Account                Sub-Account                 Sub-Account
                                             ----------------------     -----------------------    -------------------------
                                                    Year Ended                 Year Ended                  Year Ended
                                                   December 31,               December 31,                December 31,
                                             ----------------------     -----------------------    -------------------------
                                                1998        1997           1998         1997           1998         1997
                                             ----------  ----------     ---------    ----------    ----------     ----------
OPERATIONS:
Net investment income (loss)...........      $  261,254  $  194,351   $   792,674   $   798,930    $  339,212     $  304,525
Net realized gain (loss)
  on investments.......................          75,857       8,066       640,187       458,289            --             --

Net unrealized appreciation/
  depreciation of investments..........         (24,918)     66,018     1,474,942       899,608            --             --
                                             ----------  ----------   -----------   -----------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............         312,193     268,435     2,907,803     2,156,827       339,212        304,525
                                             ----------  ----------   -----------   -----------    ----------     ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)...........           6,780   2,029,015       123,897     3,428,077     1,240,131     (1,162,636)
                                             ----------  ----------   -----------   -----------    ----------     ----------
NET INCREASE (DECREASE)
  IN NET ASSETS ARISING FROM
  CAPITAL TRANSACTIONS.................           6,780   2,029,015       123,897     3,428,077     1,240,131     (1,162,636)
                                             ----------  ----------   -----------   -----------    ----------     ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS........................         318,973   2,297,450     3,031,700     5,584,904     1,579,343       (858,111)
Net Assets, Beginning of Period........       4,953,939   2,656,489    14,985,910     9,401,006     7,383,567      8,241,678
                                             ----------  ----------   -----------   -----------    ----------     ----------
NET ASSETS, END OF PERIOD..............      $5,272,912  $4,953,939   $18,017,610   $14,985,910    $8,962,910     $7,383,567
                                             ==========  ==========   ===========   ===========    ==========     ==========

                                                                           Communications and
                                                   Common Stock                Information
                                                    Sub-Account                Sub-Account
                                             ------------------------    ------------------------
                                                     Year Ended                 Year Ended
                                                    December 31,               December 31,
                                             ------------------------    ------------------------
                                                 1998        1997           1998         1997
                                             -----------  -----------    -----------   -----------
OPERATIONS:
Net investment income (loss)...........      $ 2,679,016  $ 4,565,796    $ 2,724,807   $17,976,778
Net realized gain (loss)
  on investments.......................          737,506      488,619         (9,244)    2,491,942

Net unrealized appreciation/
  depreciation of investments..........        4,133,708     (535,131)    22,974,473    (8,926,535)
                                             -----------  -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............        7,550,230    4,519,284     25,690,036    11,542,185
                                             -----------  -----------    -----------   -----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)...........        1,806,531    7,593,933     (2,309,026)    8,108,126
                                             -----------  -----------    -----------   -----------
NET INCREASE (DECREASE)
  IN NET ASSETS ARISING FROM
  CAPITAL TRANSASCTIONS................        1,806,531    7,593,933     (2,309,026)    8,108,126
                                             -----------  -----------    -----------   -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS........................        9,356,761   12,113,217     23,381,010    19,650,311
Net Assets, Beginning of Period........       32,508,193   20,394,976     73,999,948    54,349,637
                                             -----------  -----------    -----------   -----------
NET ASSETS, END OF PERIOD..............      $41,864,954  $32,508,193    $97,380,958   $73,999,948
                                             ===========  ===========    ===========   ===========


                                                                               Global Growth
                                                      Frontier                 Opportunities
                                                    Sub-Account                 Sub-Account
                                             ------------------------    -------------------------
                                                     Year Ended                  Year Ended
                                                    December 31,                December 31,
                                             ------------------------    -------------------------
                                                 1998        1997           1998         1997
                                             -----------  -----------    -----------   -----------
OPERATIONS:
Net investment income (loss)...........      $  (477,598) $ 2,671,617     $  (45,233)   $    2,289
Net realized gain (loss)
  on investments.......................          (30,358)     878,611        170,051        77,328

Net unrealized appreciation/
  depreciation of investments..........         (588,267)     500,110        921,826       153,700
                                             -----------  -----------     ----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS............       (1,096,223)   4,050,338      1,046,644       233,317
                                             -----------  -----------     ----------    ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from
  unit transactions (Note 5)...........       (2,173,725)   4,928,379      2,080,972     3,233,258

NET INCREASE (DECREASE)
  IN NET ASSETS ARISING FROM
  CAPITAL TRANSASCTIONS................       (2,173,725)   4,928,379      2,080,972     3,233,258
                                             -----------  -----------     ----------    ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS........................       (3,269,948)   8,978,717      3,127,616     3,466,575
Net Assets, Beginning of Period........       34,888,125   25,909,408      4,759,358     1,292,783
                                             -----------  -----------     ----------    ----------
NET ASSETS, END OF PERIOD..............      $31,618,177  $34,888,125     $7,886,974    $4,759,358
                                             ===========  ===========     ==========    ==========

                                  --4 and 5--

                                                                   Global Smaller              Global
                                                                     Companies               Technology          International
                                                                    Sub-Account              Sub-Account           Sub-Account
                                                               -----------------------   ----------------------  -------------------
                                                                    Year Ended               Year Ended             Year Ended
                                                                   December 31,             December 31,           December 31,
                                                               -----------------------   ----------------------  -------------------
                                                                 1998          1997          1998       1997       1998       1997
                                                               ---------     ---------   ----------   ---------  --------    -------
OPERATIONS:
Net investment income (loss)...............................  $     2,687  $   180,288  $  168,834  $  412,115  $   52,265  $ 179,009
Net realized gain (loss) on investments....................      237,916      265,007     119,124     190,061     302,886    251,193
Net unrealized appreciation/depreciation of investments....      664,912      (90,117)    960,333    (324,750)    852,183     73,912
                                                             -----------  -----------  ----------  ----------  ---------- ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS............................................      905,515      355,178   1,248,291     277,426   1,207,334    504,114
                                                             -----------  -----------  ----------  ----------  ---------- ----------
CAPITAL TRANSACTIONS:
Net increase (decrease) from unit transactions (Note 5)....     (950,338)   2,874,836     729,244   1,899,573    (645,302) 1,173,767
                                                             -----------  -----------  ----------  ----------  ---------- ----------

NET INCREASE (DECREASE) IN NET ASSETS ARISING FROM CAPITAL
     TRANSACTIONS..........................................     (950,338)   2,874,836     729,244   1,899,573    (645,302) 1,173,767
                                                             -----------  -----------  ----------  ----------  ---------- ----------
TOTAL INCREASE IN NET ASSETS...............................      (44,823)   3,230,014   1,977,535   2,176,999     562,032  1,677,881
Net Assets, Beginning of Period............................   19,551,305   16,321,291   3,293,500   1,116,501   8,805,457  7,127,576
                                                             -----------  -----------  ----------  ----------  ---------- ----------
NET ASSETS, END OF PERIOD..................................  $19,506,482  $19,551,305  $5,271,035  $3,293,500  $9,367,489 $8,805,457
                                                             ===========  ===========  ==========  ==========  ========== ==========

---------------------
* Commencement of operations.
See accompanying notes.

                                                                   High-Yield Bond                  Income
                                                                     Sub-Account                 Sub-Account
                                                               ------------------------   ------------------------
                                                                     Year Ended                  Year Ended
                                                                    December 31,                 December 31,
                                                               ------------------------   ------------------------
                                                                 1998         1997          1998         1997
                                                               -----------  -----------   ----------  ------------
OPERATIONS:
Net investment income (loss)...............................    $ 2,241,555  $ 1,492,267   $  358,180   $   690,186
Net realized gain (loss) on investments....................        242,702      390,673       48,543        77,550
Net unrealized appreciation/depreciation of investments....     (2,787,854)     176,658      120,665       165,357
                                                               -----------  -----------   ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS............................................       (303,597)   2,059,598      527,388       933,093
                                                               -----------  -----------   ----------  ------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from unit transactions (Note 5)....      8,452,975    9,388,102      178,197      (747,332)
                                                               -----------  -----------   ----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS ARISING FROM CAPITAL
     TRANSACTIONS..........................................      8,452,975    9,388,102      178,197      (747,332)
                                                               -----------  -----------   ----------  ------------
TOTAL INCREASE IN NET ASSETS...............................      8,149,378   11,447,700      705,585       185,761
Net Assets, Beginning of Period............................     22,715,823   11,268,123    8,280,529     8,094,768
                                                               -----------  -----------   ----------  ------------
NET ASSETS, END OF PERIOD..................................    $30,865,201  $22,715,823   $8,986,114   $ 8,280,529
                                                               ===========  ===========   ==========  ============

                                                                  Large-Cap    Small-Cap
                                                                    Value        Value             Sub-Accounts
                                                                 Sub-Account  Sub-Account           Combined
                                                                 ------------------------   --------------------------
                                                                       Year Ended                  Year Ended
                                                                      December 31,                 December 31,
                                                                 ------------------------   --------------------------
                                                                   1998         1997        1998         1997
                                                                 -----------  -----------   -----------  -------------
OPERATIONS:
Net investment income (loss)...............................      $    93,225  $   232,466   $  9,423,344  $ 29,468,151
Net realized gain (loss) on investments....................          (39,349)     (82,801)     2,413,020     5,577,339
Net unrealized appreciation/depreciation of investments....          109,072      (34,480)    28,776,595    (7,841,170)
                                                                 -----------  -----------   ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS............................................          162,948      115,185     40,612,959    27,204,320
                                                                 -----------  -----------   ------------  -------------
CAPITAL TRANSACTIONS:
Net increase (decrease) from unit transactions (Note 5)....        3,415,478    2,094,012     14,049,826    42,747,098
                                                                 -----------  -----------   ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS ARISING FROM CAPITAL
     TRANSACTIONS..........................................        3,415,478    2,094,012     14,049,826    42,747,098
                                                                 -----------  -----------   ------------  -------------
TOTAL INCREASE IN NET ASSETS...............................        3,578,426    2,209,197     54,662,785    69,951,418
Net Assets, Beginning of Period............................               --           --    236,125,654   166,174,236
                                                                 -----------  -----------   ------------  -------------
NET ASSETS, END OF PERIOD..................................      $ 3,578,426  $ 2,209,197   $209,788,439  $236,125,654
                                                                 ===========  ===========   ============  =============

                                 -- 4 and 5 --

               Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------------
Notes to Financial Statements
-------------------------------------------------------------------------------

1. Organization
Canada Life of America Variable Annuity Account 2 ("Variable Annuity Account 2") was established on February 26, 1993, as a separate investment account of Canada Life Insurance Company of America ("CLICA") to receive and invest premium payments under variable annuity policies issued by CLICA. Variable Annuity Account 2 is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of Variable Annuity Account 2 are invested in the shares of Seligman Portfolios, Inc. (the "Fund"), a diversified, open-end, management investment company. Variable Annuity Account 2 has fourteen sub-accounts, each of which invests only in the shares of the corresponding portfolio of the Fund.

  The assets of Variable Annuity Account 2 are the property of CLICA. The portion of Variable Annuity Account 2 assets applicable to the policies will not be charged with liabilities arising out of any other business CLICA may conduct.

2. Significant Accounting Policies Investments

Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Realized gains and losses are computed on the basis of average cost. The difference between cost and current market value of investments owned is recorded as an unrealized gain or loss on investments.

Dividends and Capital Gain Distributions

Dividends and capital gain distributions are recorded on the ex-dividend date and reflect the dividends declared by the Fund from their accumulated net investment income and net realized investment gains. Except for the Cash Management Portfolio, whose dividends are declared daily and paid monthly, dividends and capital gain distributions are declared and paid annually. Dividends and capital gain distributions paid to the Variable Annuity Account 2 are reinvested in additional shares of the respective portfolio of the Fund at the net asset value per share.

Federal Income Taxes

Variable Annuity Account 2 is not taxed separately because the operations of Variable Annuity Account 2 will be included in the federal income tax return of CLICA, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code.

3. Investments The investment by Variable Annuity Account 2 in the individual portfolios of the Fund at December 31, 1998, is as follows:

                                     Number of Shares         Market Price         Market Value            Cost
                                     ----------------         ------------         ------------        -----------
Bond                                    511,050                 $10.38              $5,304,699         $ 5,346,867
Capital                                 870,548                  20.81              18,116,104          15,645,186
Cash Management                       9,046,059                   1.00               9,046,059           9,046,059
Common Stock                          2,260,890                  18.63              42,120,381          39,204,810
Communications and Information        5,717,698                  17.14              98,001,344          82,060,753
Frontier                              2,045,850                  15.55              31,812,968          31,071,977
Global Growth Opportunities             594,798                  13.33               7,928,657           6,843,005
Global Smaller Companies              1,441,402                  13.62              19,631,895          18,968,538
Global Technology                       382,944                  13.85               5,303,774           4,613,698
International                           613,999                  15.37               9,437,165           8,187,394
High-Yield Bond                       2,855,655                  10.87              31,040,970          33,567,265
Income                                  821,298                  11.01               9,042,491           9,049,250
Large-Cap Value                         372,066                   9.66               3,594,158           3,485,086
Small-Cap Value                         303,225                   7.31               2,216,575           2,251,055
                                                                                  ------------        ------------
                                                                                  $292,597,240        $269,340,943
                                                                                  ============        ============

4. Security Purchases and Sales The aggregate cost of purchases and the proceeds from sales of investments are presented below:

                                               Aggregate Cost of Purchases                 Proceeds from Sales
                                              ----------------------------                 -------------------
Bond                                                 $ 2,894,321                              $ 2,622,567
Capital                                               13,272,251                               12,254,836
Cash Management                                       30,487,925                               28,733,072
Common Stock                                          17,671,343                               12,834,126
Communications and Information                        24,700,513                               23,344,631
Frontier                                              12,796,277                               14,949,757
Global Growth Opportunities                            4,265,606                                2,003,044
Global Smaller Companies                               4,045,388                                4,827,208
Global Technology                                      4,705,868                                3,723,542
International                                          2,101,903                                2,547,677
High-Yield Bond                                       21,196,350                               10,087,569
Income                                                 2,688,848                                2,097,329
Large-Cap Value                                        4,631,642                                1,107,207
Small-Cap Value                                        3,252,108                                  918,252
                                                    ------------                             ------------
                                                    $148,710,343                             $122,050,817
                                                    ============                             ============

                                    -- 6 --

               Canada Life of America Variable Annuity Account 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5.   Summary of Changes from Unit Transactions

The following table represents a summary of changes from unit transactions attributable to contract holders for the periods indicated. The Large-Cap Value and Small-Cap Value Sub-Accounts commenced operations on May 1, 1998.

                                                             Year Ended December 31, 1998          Year Ended December 31, 1997
                                                            ------------------------------        ------------------------------
                                                               Units             Amount              Units             Amount
                                                            -----------      -------------        -----------      -------------
Bond Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      290,989      $  4,955,129             261,683      $  4,117,039
   Terminated contracts and net transfers out                  (291,727)       (4,948,349)           (132,913)       (2,088,024)
                                                            -----------      ------------         -----------      ------------
                                                                   (738)            6,780             128,770         2,029,015
                                                            -----------      ------------         -----------      ------------

Capital Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      476,675        15,080,911             304,990         8,703,658
   Terminated contracts and net transfers out                  (477,721)      (14,957,014)           (183,032)       (5,275,581)
                                                            -----------      ------------         -----------      ------------
                                                                 (1,046)          123,897             121,958         3,428,077
                                                            -----------      ------------         -----------      ------------

Cash Management Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                   28,701,853        40,888,881          28,517,454        39,834,422
   Terminated contracts and net transfers out               (27,814,834)      (39,648,750)        (29,363,850)      (40,997,058)
                                                            -----------      ------------         -----------      ------------
                                                                887,019         1,240,131            (846,396)       (1,162,636)
                                                            -----------      ------------         -----------      ------------

Common Stock Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      584,818        21,245,552             511,179        15,875,524
   Terminated contracts and net transfers out                  (533,311)      (19,439,021)           (262,447)       (8,281,591)
                                                            -----------      ------------         -----------      ------------
                                                                 51,507         1,806,531             248,732         7,593,933
                                                            -----------      ------------         -----------      ------------

Communications and Information Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                    1,336,799        26,057,001           1,120,831        31,154,764
   Terminated contracts and net transfers out                (1,426,919)      (28,366,027)           (650,150)      (23,046,638)
                                                            -----------      ------------         -----------      ------------
                                                                (90,120)       (2,309,026)            470,681         8,108,126
                                                            -----------      ------------         -----------      ------------

Frontier Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      920,590        17,444,970           1,123,395        17,074,867
   Terminated contracts and net transfers out                (1,042,222)      (19,618,695)           (853,657)      (12,146,488)
                                                            -----------      ------------         -----------      ------------
                                                               (121,632)       (2,173,725)            269,738         4,928,379
                                                            -----------      ------------         -----------      ------------

Global Growth Opportunities Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      601,646         7,353,393             482,602         5,012,445
   Terminated contracts and net transfers out                  (434,558)       (5,272,421)           (176,920)       (1,779,187)
                                                            -----------      ------------         -----------      ------------
                                                                167,088         2,080,972             305,682         3,233,258
                                                            -----------      ------------         -----------      ------------

Global Smaller Companies Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      479,301         7,291,622             992,939         8,591,113
   Terminated contracts and net transfers out                  (549,248)       (8,241,960)           (786,157)       (5,716,277)
                                                            -----------      ------------         -----------      ------------
                                                                (69,947)         (950,338)            206,782         2,874,836
                                                            -----------      ------------         -----------      ------------

Global Technology Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      406,018         5,711,409             332,006         3,909,248
   Terminated contracts and net transfers out                  (355,334)       (4,982,165)           (168,582)       (2,009,675)
                                                            -----------      ------------         -----------      ------------
                                                                 50,684           729,244             163,424         1,899,573
                                                            -----------      ------------         -----------      ------------

International Sub-Account
Accumulation Units:
   Contract purchases and net transfers in                      234,066         3,590,169             107,800         4,319,259
   Terminated contracts and net transfers out                  (277,507)       (4,235,471)            (21,223)       (3,145,492)
                                                            -----------      ------------         -----------      ------------
                                                                (43,441)         (645,302)             86,577         1,173,767
                                                            -----------      ------------         -----------      ------------

                                    -- 7 --

               Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------------
Notes to Financial Statements (continued)
-------------------------------------------------------------------------------

                                                                Year Ended December 31, 1998        Year Ended December 31, 1997
                                                                ----------------------------        ----------------------------
                                                                   Units            Amount             Units             Amount
                                                                ---------        -----------        ----------       -----------
High-Yield Bond Sub-Account
Accumulation Units:
    Contract purchases and net transfers in                     1,589,267      $ 22,003,390         1,917,673      $ 19,330,600
    Terminated contracts and net transfers out                   (980,942)      (13,550,415)       (1,185,914)       (9,942,498)
                                                               ----------       -----------        ----------      ------------
                                                                  608,325         8,452,975           731,759         9,388,102
                                                               ----------       -----------        ----------      ------------
Income Sub-Account
Accumulation Units:
    Contract purchases and net transfers in                       145,220         3,209,039           156,332         3,156,221
    Terminated contracts and net transfers out                   (136,996)       (3,030,842)         (193,980)       (3,903,553)
                                                               ----------       -----------        ----------      ------------
                                                                    8,224           178,197           (37,648)         (747,332)
                                                               ----------       -----------        ----------      ------------
Large-Cap Value Sub-Account*
Accumulation Units:
    Contract purchases and net transfers in                       470,789         4,426,163
    Terminated contracts and net transfers out                   (108,615)       (1,010,685)
                                                               ----------       -----------
                                                                  362,174         3,415,478
                                                               ----------       -----------
Small-Cap Value Sub-Account*
Accumulation Units:
    Contract purchases and net transfers in                       362,710         2,860,882
    Terminated contracts and net transfers out                    (94,013)         (766,870)
                                                               ----------       -----------
                                                                  268,697         2,094,012
                                                               ----------       -----------
Net increase from unit transactions                                             $14,049,826                        $ 42,747,098
                                                                                ===========                        ============

------------------
*  From commencement of operations.

6. Mortality and Expense Risk (M and E) Charges

CLICA assumes mortality and expense risks related to the operations of Variable Annuity Account 2 and deducts a charge equal to an effective annual rate of 1.25% of the net asset value of each Sub-Account at each valuation period. In addition, at each valuation period an effective annual rate of 0.15% of the net asset value of each Sub-Account is deducted as daily administration fees.

7. Net Assets

Net assets at December 31, 1998, consisted of the following:

                                                                                                          Net
                                                                       Accumulated       Net          Unrealized
                                                                       Investment      Realized      Appreciation
                                                       Accumulated      Income       Gain (Loss)    (Depreciation)       Combined
                                       Unit              M and E      and Capital        on              of                 Net
                                    Transactions         charges         Gains       Investments     Investments          Assets
                                   -------------      ------------   ------------   ------------   ---------------    ------------
Bond                               $   4,528,380      $   (177,272)  $    880,097   $     83,875   $       (42,168)   $  5,272,912
Capital                               11,864,813          (580,586)     3,028,248      1,234,217         2,470,918      18,017,610
Cash Management                        7,993,657          (469,898)     1,439,151             --                --       8,962,910
Common Stock                          26,307,355        (1,233,386)    12,436,996      1,438,418         2,915,571      41,864,954
Communications and Information        57,740,484        (3,044,955)    25,168,079      1,576,759        15,940,591      97,380,958
Frontier                              24,609,834        (1,249,792)     6,306,959      1,210,185           740,991      31,618,177
Global Growth Opportunities            6,599,112          (145,248)        98,881        248,577         1,085,652       7,886,974
Global Smaller Companies              16,822,365          (745,336)     2,062,353        703,743           663,357      19,506,482
Global Technology                      3,686,239          (102,220)       683,861        313,079           690,076       5,271,035
International                          7,061,086          (377,944)       761,172        673,404         1,249,771       9,367,489
High-Yield Bond                       28,178,096          (767,160)     5,195,530        785,030        (2,526,295)     30,865,201
Income                                 6,831,250          (417,663)     2,477,943        101,343            (6,759)      8,986,114
Large-Cap Value                        3,415,478           (14,518)       107,743        (39,349)          109,072       3,578,426
Small-Cap Value                        2,094,012            (9,588)       242,054        (82,801)          (34,480)      2,209,197
                                   -------------      ------------   ------------   ------------   ---------------    ------------
                                   $ 207,732,161      $ (9,335,566)  $ 60,889,067   $  8,246,480   $    23,256,297    $290,788,439
                                   =============      =============  ============   ============   ===============    ============

8. Unit Values

Unit Values as reported are calculated by dividing total net assets by total units for each Sub-Account.

                                   -- 8 --

               Canada Life of America Variable Annuity Account 2
-------------------------------------------------------------------------------
Report of Independent Auditors
-------------------------------------------------------------------------------
Board of Directors of Canada Life Insurance Company of America and Contract Owners of Canada Life of America Variable Annuity Account 2

We have audited the accompanying statement of net assets of Canada Life of America Variable Annuity Account 2 (comprising, respectively, the Bond, Capital, Cash Management, Common Stock, Communications and Information, Frontier, Global Growth Opportunities, Global Smaller Companies, Global Technology, International, High-Yield Bond, Income, Large-Cap Value and Small-Cap Value Sub-Accounts) as of December 31, 1998, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Canada Life of America Variable Annuity Account 2 at December 31, 1998, and the results of their operations and the changes in their net assets for each of the periods indicated therein in conformity with generally accepted accounting principles.
                                                       Ernst & Young LLP

Atlanta, Georgia
February 5, 1999

                                    -- 9 --

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

Seligman Portfolios, Inc., filed March 4, 1999
     Portfolios which include: Seligman Capital; Seligman Cash Management; Seligman Common Stock; Seligman Bond; Seligman Income; Seligman Henderson International; Seligman Communications and Information; Seligman Frontier; Seligman Henderson Global Smaller Companies; Seligman High-Yield Bond; Seligman Henderson Global Technology; Seligman Henderson Global Growth Opportunities; Seligman Large-Cap, Value; and Seligman Small-Cap Value